RELATED PARTIES - Balances recognized in assets and liabilities and amounts transacted in the period (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
RELATED PARTIES
Assets	R$ 56,047		R$ 58,848
Liabilities	(2,962)		(2,854)
Financial result	1	R$ (653)
Operating result	(7,068)	41,440
Trade accounts payable
RELATED PARTIES
Liabilities	(2,957)		(2,849)
Other liabilities
RELATED PARTIES
Liabilities	(5)		(5)
Trade accounts receivable
RELATED PARTIES
Assets	53,602		47,685
Other assets
RELATED PARTIES
Assets	2,445		11,163
Transactions with controlling shareholders
RELATED PARTIES
Assets	4		3
Financial result		(653)
Operating result	(1,303)	(1,806)
Suzano Holding S.A.
RELATED PARTIES
Assets	4		3
Financial result		(653)
Operating result	(1,303)	(1,806)
Transactions with companies of the Suzano Group and other related parties
RELATED PARTIES
Assets	56,043		58,845
Liabilities	(2,962)		(2,854)
Financial result	1
Operating result	(5,765)	43,246
Management
RELATED PARTIES
Liabilities	(6)		(5)
Operating result	(118)	(831)
Bexma Participacoes Ltda.
RELATED PARTIES
Assets	1		1
Operating result	20	7
Bizma Investimentos Ltda.
RELATED PARTIES
Assets	1		1
Operating result	4	7
Ensyn Technologies
RELATED PARTIES
Assets			2,829
Financial result	1
Operating result	0	0
Fundacao Arimax
RELATED PARTIES
Operating result	1	1
Ibema Companhia Brasileira de Papel
RELATED PARTIES
Assets	56,040		56,013
Liabilities	(2,908)		(2,834)
Operating result	(3,346)	46,588
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
RELATED PARTIES
Assets	1		1
Liabilities	(48)
Operating result	(2,242)	(2,379)
IPFL Holding S.A
RELATED PARTIES
Operating result	8	2
Mabex Representacoes e Participacoes Ltda.
RELATED PARTIES
Operating result	0	(50)
Nemonorte Imoveis e Participacoes Ltda.
RELATED PARTIES
Liabilities			R$ (15)
Operating result	R$ (92)	R$ (99)